RELATED PARTY TRANSACTIONS - MATERIAL BALANCES WITH CSRG GROUP (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)
Disclosure of receivables and payables from/to related parties
Trade receivables	¥ 2,955,797			¥ 3,477,558
Other receivables	595,862			244,904
Trade payables and payables for fixed assets and construction-in-progress	2,073,922	$ 317,842		1,538,098
Other payables	427,144			304,306
CSRG Group [member]
Disclosure of receivables and payables from/to related parties
Trade receivables	1,101,951			1,148,352
Other receivables	183,021			48,418
Trade payables and payables for fixed assets and construction-in-progress	71,082			69,335
Other payables	¥ 4,564			¥ 3,466

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.